Project expenditures (Tables)	12 Months Ended
Dec. 31, 2021
Project expenditures [Abstract]
Disclosure of Detailed Information About Project Expenditure

	2021	2020	2019

Mongolia	$491	$206	$161
Other	11	8	12

	$502	$214	$173